Simpson Thacher & Bartlett llp

900 g street, nw

washington, d.c. 20001

telephone: +1-202-636-5500

facsimile: +1-202-636-5502

Direct Dial Number	E-mail Address
+1-202-636-5915	Nathan.Briggs@stblaw.com

August 8, 2022

Re:	PGIM Private Real Estate Fund, Inc.
Securities Act File No. 333-259133
Investment Company Act File No. 811-23739
Pre-Effective Amendment No. 3

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of PGIM Private Real Estate Fund, Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5915.

Very truly yours,

/s/ Nathan Briggs
Nathan Briggs

CC:	Claudia DiGiacomo, PGIM Investments LLC
Debra Rubano, PGIM Investments LLC
Benjamin Wells, Esq.